43. Other disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Other Disclosures Tables Abstract
Maximum potential amount of future payments

As required, the “maximum potential amount of future payments” represents the notional amounts that could be considered as a loss if there were a total default by the guaranteed parties, without consideration of possible recoveries from collateral held or pledged, or recoveries under recourse provisions, There is no relationship between these amounts and probable losses on these guarantees, In fact, "maximum potential amount of future payments" significantly exceeds inherent losses,

Thousand of reais	2020	2019	2018

Maximum potential amount of future payments

Contingent liabilities
Guarantees and other sureties	45,930,486	41,870,332	39,081,803
Financial guarantees	32,477,336	29,397,344	27,216,418
Performance guarantees	989,979	1,009,367	907,856
Financial letters of credit	12,407,888	11,387,788	10,860,425
Other	55,283	75,833	97,104
Other contingent exposures	2,351,530	2,442,235	3,178,671
Documentary Credits	2,351,530	2,442,235	3,178,671
Total Contingent Liabilities	48,282,016	44,312,567	42,260,474

Commitments
Loan commitments drawable by third parties (1)	131,706,433	125,876,671	122,652,229
Total Commitments	131,706,433	125,876,671	122,652,229

Total	179,988,449	170,189,238	164,912,704

(1) Includes the approved limits and unused overdraft, credit card and others.

Detail of off-balance-sheets funds managed by the Bank

The funds managed by Banco Santander not recorded in the balance sheet are as follows:

Thousand of reais	2020	2019	2018

Funds under management	2,716,477	2,034,999	1,896,689
Managed Funds	191,873,169	230,199,261	200,366,261
Total	194,589,646	232,234,260	202,262,950

Breakdown, by maturity, of the balances of certain items in the consolidated balance sheets

The breakdown, by maturity, of the balances of certain items in the consolidated balance sheets is as follows:

							2020
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash and balances with the Brazilian Central Bank	7,373,662	12,775,063	-	-	-	-	20,148,725
Debt instruments	432,579	13,195,527	33,903,698	64,225,680	70,182,705	48,162,275	230,102,464
Equity instruments	-	-	-	-	-	2,329,361	2,329,361
Loans and amounts due from credit institutions	57,722,384	2,777,562	36,783,150	15,155,444	363,135	48,101	112,849,776
Loans and advances to customer	29,385,631	80,281,579	93,750,065	98,550,271	47,160,700	44,639,790	393,768,036
Derivatives	-	14,558,434	1,994,418	6,726,841	1,869,509	3,721,418	28,870,620
Total	94,914,256	123,588,165	166,431,331	184,658,236	119,576,049	98,900,945	788,068,982

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	-	83,922,876	43,315,412	3,764,159	-	654,516	131,656,962
Customer deposits(1)	85,433,287	139,191,140	121,804,752	62,768,886	36,578,335	37,572	445,813,972
Marketable debt securities (1)	-	8,815,410	18,736,230	28,158,133	747,340	418,401	56,875,514
Debt Instruments Eligible to Compose Capital	-	220,425	-	12,899,235	-	-	13,119,660
Other financial liabilities	23,352	21,858,532	20,730,398	17,203,162	4,787	2,452	59,822,683
Short positions	-	45,807,946	-	-	-	-	45,807,946
Derivatives	-	2,046,924	1,973,701	8,010,713	7,744,145	12,204,455	31,979,938
Total	85,456,639	301,863,252	206,560,493	132,804,288	45,074,607	13,317,396	785,076,675

Difference (assets less liabilities)	9,457,617	(178,275,087)	(40,129,162)	51,853,948	74,501,442	85,583,549	2,992,307

							2019
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash and balances with the Brazilian Central Bank	6,549,535	13,577,829	-	-	-	-	20,127,364
Debt instruments	7,747,516	1,174,094	22,926,088	45,058,398	35,118,355	61,307,478	173,331,930
Equity instruments	-	-	-	-	-	2,358,229	2,358,229
Loans and amounts due from credit institutions	69,135,371	1,943,291	21,064,571	14,525,161	2,411,265	153,469	109,233,128
Loans and advances to customer	9,451,762	84,839,695	43,180,508	89,624,089	34,092,967	65,510,459	326,699,480
Derivatives	6,806,370	1,893,308	2,649,730	3,546,082	1,950,678	3,599,566	20,445,734
Total	99,690,554	103,428,217	89,820,897	152,753,730	73,573,264	132,929,201	652,195,865

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	390,626	16,584,181	49,097,816	25,655,631	4,877,076	2,666,086	99,271,415
Customer deposits(1)	69,048,756	130,872,214	76,244,908	43,395,748	16,923,318	29,654	336,514,597
Marketable debt securities(1)	-	10,675,356	695,071	37,268,809	3,900,484	21,162,755	73,702,474
Debt Instruments Eligible to Compose Capital	-	170,939	-	10,005,022	-	-	10,175,961
Other financial liabilities	10,334	24,360,724	14,509,911	16,678,725	4,717	1,543	55,565,954
Short positions	-	4,748,545	1,554,274	1,256,416	3,747,700	12,528,718	23,835,653
Derivatives	6,776,746	4,345,286	406,383	4,696,823	2,502,040	3,702,699	22,429,977
Total	76,226,462	191,757,244	142,508,362	138,957,174	31,955,334	40,091,454	621,496,030
Difference (assets less liabilities)	23,464,093	(88,329,028)	(52,687,465)	13,796,556	41,617,931	92,837,747	30,699,835
							2018
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash and balances with the Brazilian Central Bank	19,070,796	392,791	-	-	-	-	19,463,587
Debt instruments	27,402	51,255,820	25,903,428	13,186,253	26,367,903	58,692,609	175,433,415
Equity instruments	839,620	34,420	231,576	-	-	-	1,105,616
Loans and amounts due from credit institutions	69,780,780	8,449,138	844,658	12,739,730	11,371	34,082	91,859,759
Loans and advances to customer	-	111,595,396	75,720,016	63,043,973	21,397,689	29,934,313	301,691,387
Derivatives	-	13,815,791	1,240,161	1,114,446	1,074,875	1,118,173	18,363,446
Total	89,718,598	185,543,356	103,939,839	90,084,402	48,851,838	89,779,177	607,917,210

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	1,139	55,872,675	18,564,342	19,850,530	2,598,172	2,135,948	99,022,806
Customer deposits(1)	65,241,618	102,942,180	76,987,570	42,399,934	16,624,469	2,029	304,197,800
Marketable debt securities(1)	-	11,104,594	26,741,036	22,479,019	5,854,091	8,447,492	74,626,232
Subordinated liabilities	9,885,607	-	-	-	-	-	9,885,607
Debt Instruments Eligible to Compose Capital	-	-	-	-	-	9,779,944	9,779,944
Other financial liabilities	66,265	31,566,995	35,648	18,086,272	-	27,600	49,782,780
Financial liabilities held for trading:
Short positions	206,423	-	1,139,847	31,349,407	-	-	32,695,677
Derivatives	-	7,639,956	7,723,730	1,069,718	604,593	1,428,838	18,466,835
Total	75,401,052	209,126,400	131,192,173	135,234,880	25,681,325	21,821,851	598,457,681
Difference (assets less liabilities)	14,317,546	(23,583,044)	(27,252,334)	(45,150,478)	23,170,513	67,957,326	9,459,529

(1) Includes obligations which may be subject to early payment, being: demand and time deposits, repurchase agreements with clients, LCI and LCA.

Main foreign currency balances in the consolidated balance sheets, based on the nature of the related items

The main foreign currency balances in the consolidated financial statements, based on the nature of the related items, are as follows:

Equivalent Value in Thousand of Reais	2020		2019		2018
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Cash and reserves at the Central Bank of Brazil	15,835,124	-	15,359,225	-	6,947,282	-
Financial ssets/liabilities measured at fair value through profit or loss held for trading	27,012,315	7,867,168	3,349,879	3,210,360	1,211,296	101,833
Financial assets measured at fair value through other comprehensive income	17,062,156	-	20,386,034	-	7,049,727	-
Financial assets/liabilities measured at amortized cost	52,002,476	118,142,613	68,996,884	44,140,284	17,912,203	35,567,194
Total	111,912,071	126,009,781	108,092,022	47,350,644	33,120,508	35,669,027

The total of the future minimum payments of non-cancellable operating leases

The total of the future minimum payments of non-cancellable operating leases is shown below:

	2020	2019	2018

Up to 1 Year	670,619	651,207	670,553
Between1 to 5 Years	1,607,995	1,492,289	1,435,970
More than 5 Years	171,420	147,125	167,868
	2,450,034	2,290,621	2,274,391

Extensions in response to the Pandemic COVID-19

Throughout 2020, the position of extensions in response to the Pandemic COVID-19 reached 1,728,197 customers, R$ 40,592 million in extended credit, equivalent to 9.72% of the total credit portfolio, as shown below:

Thousand of reais
	Total Extended Portfolio	Of which: expired	Total Portfolio	% Portfolio Extended
Commercial and industrial	11,277,454	8,876,863	191,281,653	5.90%
Mortgage loans - construction	14,061,449	13,569,186	45,791,869	30.71%
Loans to individuals	15,193,901	15,062,757	178,652,145	8.50%
Leasing	59,404	29,388	2,096,359	2.83%
Total*	40,592,207	37,538,194	417,822,027	9.72%

* The total portfolio excludes exposures not accounted for in the balance sheet

Prospectus for loss estimation

For the expected losses estimation, prospective information is taken into account. Santander Brazil considers three macroeconomic scenarios, periodically updated. The evolution for a period of five years of the main macroeconomic indicators used to estimate the expected losses in Santander Brazil is as follows (before pandemic impacts):

	Pessimistic Scenarios					Base Scenarios					Optimistic Scenarios

Variables	2020	2021	2022	2023	2024	2020	2021	2022	2023	2024	2020	2021	2022	2023	2024
Interest Rate	7.0%	9.5%	9.0%	9.0%	9.0%	4.5%	5.5%	6.0%	6.0%	6.0%	3.5%	3.8%	5.0%	5.0%	5.0%
Unemployment Rate	12.8%	15.9%	17.7%	18.2%	17.9%	10.8%	10.2%	9.7%	8.8%	8.5%	10.1%	8.9%	7.8%	6.8%	6.6%
Housing Price Change	-2.3%	-2.4%	-1.2%	-0.3%	0.0%	0.8%	2.1%	3.6%	3.5%	3.5%	2.5%	7.2%	7.7%	7.3%	7.3%
GDP Growth	-3.0%	-3.3%	-1.7%	-0.9%	1.9%	2.3%	2.2%	2.4%	2.5%	2.5%	4.4%	5.0%	4.6%	4.5%	3.7%
Burden Income	21.0%	21.5%	22.0%	22.0%	22.0%	20.4%	20.4%	20.4%	20.4%	20.4%	19.5%	19.0%	18.8%	18.9%	18.9%

Macroeconomic scenario

Each macroeconomic scenario is associated with a determined likelihood of occurrence. Regarding its assignation, Santander Brazil links the highest weight to the base scenario whilst links the lowest weights to the most extreme scenarios:

Scenarios Weights	2020	2019	2018
Pessimistic scenarios	10%	10%	10%
Base scenario	80%	80%	80%
Optimistic scenarios	10%	10%	10%

Evolution of the main macroeconomic indicators for a period of five years

Regarding the scenarios considering the pandemic used to calculate the post-model adjustment (used for accounting purposes), the projected evolution of the main macroeconomic indicators for a period of five years is shown below:

	Pessimistic Scenarios					Base Scenarios					Optimistic Scenarios

Variables	2020	2021	2022	2023	2024	2020	2021	2022	2023	2024	2020	2021	2022	2023	2024
Interest Rate	2.0%	3.5%	9.0%	9.0%	9.0%	2.0%	2.8%	4.8%	6.0%	6.0%	2.0%	2.8%	4.8%	6.0%	6.0%
Unemployment Rate	15.2%	19.2%	19.0%	18.6%	18.0%	15.2%	12.4%	11.4%	10.7%	9.8%	15.2%	12.4%	11.4%	10.7%	9.8%
Housing Price Change	-1.9%	-2.7%	-1.4%	-0.2%	1.5%	-1.9%	1.6%	3.1%	3.3%	3.3%	-1.9%	1.6%	3.1%	3.3%	3.3%
GDP Growth	-4.0%	-6.0%	-1.8%	2.4%	1.2%	-4.0%	3.8%	2.5%	2.4%	2.5%	-4.0%	3.8%	2.5%	2.4%	2.5%
Burden Income	21.3%	22.3%	22.7%	23.2%	23.0%	21.3%	20.9%	20.8%	20.7%	20.7%	21.3%	20.9%	20.8%	20.7%	20.7%

Sensitivity analysis of the main portfolios expected loss to variations

The sensitivity analysis of the main portfolios expected loss to variations of +/- 100 bps for the macroeconomic variables used in the construction of the scenarios is as follows:

	Change in Provision

	Consumer%	Corporate%	Rest%
GDP Growth
-100 bp	0.89	1.66	0.75
+ 100 bp	(0.91)	(1.49)	(0.41)
Burden Income
-100 bp	(0.82)	1.56	(0.43)
+ 100 bp	1.61	0.69	1.49
Interest Rate (Selic)
-100 bp	(1.43)	0.55	(0.29)
+ 100 bps	2.11	8.42	1.54